INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Net Deferred Asset	R$ 7,345,326
Deferred liabilities - Subsidiaries	(541,329)
Net Deferred Asset	6,803,997
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	(144,120)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	63,360
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	164,416
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	1,069,749
Later than five years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	R$ 6,191,921